Reserve (Details) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Reserve [Line Items]
Percentage of legal reserve	10.00%
Percentage of share capital	20.00%
Percentage of exceed share capital	20.00%
Legal reserve	€ 500,857	€ 500,857
Reserve	1,411,846	1,411,846
Other Reserves [Member]
Reserve [Line Items]
Reserve	€ 910,989	€ 910,989	€ 910,989